Financial Instruments (Schedule of Fair Values Hierarchy) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project (see Note 6)		€ 1,249	€ 1,265
Option to require additional shares in investee
Marketable securities		5,412	972
Forward contracts		29,011
Forward contracts	[1]	2,650	48
Swap contracts		539	€ (2,758)
Currency swap		€ 1,244
Forward contract [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value		Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties' credit risks.	Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap contract [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value		Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties' credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Currency swap [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value		Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties' credit risks.
Income receivable in connection with the Erez Electricity PSP [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value		The fair value of the income receivable in connection with the Erez electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.	The fair value of the income receivable in connection with the Erez electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.
Marketable securities [Member]
Disclosure of fair value measurement of assets [line items]
Valuation techniques for determining fair value		Market price	Market price
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project (see Note 6)
Option to require additional shares in investee
Marketable securities
Forward contracts
Forward contracts
Swap contracts
Currency swap
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project (see Note 6)
Option to require additional shares in investee
Marketable securities		5,412	972
Forward contracts
Forward contracts		2,650	48
Swap contracts		539
Currency swap		1,244
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Income receivable in connection with the Erez electricity pumped storage project (see Note 6)		1,249	1,265
Option to require additional shares in investee	[1]
Marketable securities
Forward contracts		29,011
Forward contracts
Swap contracts
Currency swap

[1]	Less than 1 thousand